Revenue Analysis and Segment Information (Details) - Schedule of Condensed Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
INCOME FROM OPERATIONS						(49,250)
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative		4,047		12,623	[1]	15,713	[1]
Share-based compensation		7,264		14,714		33,537
Selling expense							[2]
Profit (Loss) on evaluation
Total operating expenses		11,311		27,337	[1]	49,250
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):				53
Other income (expense),net				53		(5,000)	[2]
Interest expense
Total other (expenses) income, net						(5,000)	[2]
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		(11,311)		(27,284)		(54,250)	[1]
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(11,311)		(27,284)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations				17,000	[2]
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		(11,311)		(10,284)	[2]
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(11,311)		(10,284)		(54,250)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
China SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net				212		15,315
COST OF REVENUES				3,273	[2]	2,327
GROSS PROFIT				(3,061)		12,988
OPERATING EXPENSES:
INCOME FROM OPERATIONS						2,648
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative		(1,151)		95,343		10,340	[1]
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses		(1,151)		95,343		10,340	[1]
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):		67		(16,111)
Other income (expense),net		67		(16,111)
Interest expense
Total other (expenses) income, net		67
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		1,218		(114,515)		2,648	[1]
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		1,218		(114,515)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		1,218		(114,515)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		1,218		(114,515)		2,648
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
WFOE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net					[2]		[2]
COST OF REVENUES
GROSS PROFIT					[2]
OPERATING EXPENSES:
INCOME FROM OPERATIONS						(12)
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative		68		(59)		12
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses		68		(59)		12	[1]
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):		1		(59)
Other income (expense),net		1		(59)
Interest expense
Total other (expenses) income, net		1
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		(67)				(12)
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION		(67)
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		(67)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		(67)			[2]	(12)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
VIE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
INCOME FROM OPERATIONS						3
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense						(3)
Profit (Loss) on evaluation
Total operating expenses						(3)
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Other income (expense),net
Interest expense
Total other (expenses) income, net
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES						3
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)						3
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		21,895		424		718
COST OF REVENUES		7,225		14,311		3,728
GROSS PROFIT		14,670		(13,887)		(3,010)
OPERATING EXPENSES:
INCOME FROM OPERATIONS						(10,584)
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative		7,457		64,190		7,574
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses		7,457		64,190	[2]	7,574
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):		205		(1,630)
Other income (expense),net		205		(1,630)
Interest expense				424
Total other (expenses) income, net		205
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		7,418		(79,283)		(10,584)
INCOME TAXES						(3)
NET INCOME(LOSS) - CONTINUING OPERATION		7,418		(79,283)
Non-controlling interest		2,777		1,040
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations	[1]
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China		10,195		(78,243)
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)		10,195		(78,243)		(10,587)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Inside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		71,153		260,911		275,475
COST OF REVENUES		71,641		253,013		271,824
GROSS PROFIT		(488)		7,898		3,651
OPERATING EXPENSES:
INCOME FROM OPERATIONS						2,098
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS						3,374
OPERATING EXPENSES:
General and administrative		637		10,128	[2]	877	[2]
Share-based compensation
Selling expense		672		8,556		676
Profit (Loss) on evaluation
Total operating expenses		1,309		18,684		1,553
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):		(1,251)		2,192
Other income (expense),net		(1,251)		2,192		(4,358)
Interest expense
Total other (expenses) income, net		(1,251)				(4,358)
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		(3,048)		(8,594)		(2,260)	[2]
INCOME TAXES		631		536
NET INCOME(LOSS) - CONTINUING OPERATION		(3,679)		(9,130)
Non-controlling interest		(7)		(14)		(200)
DISCONTINUED OPERATIONS:
Gain from discontinued operations				(16,189)
Income from disposal of discontinued operations	[2]			(1,072)
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China		(3,686)		(26,405)
NET PROFIT(LOSS)		(3,686)		(26,405)		914
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd Adjustment (a) [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]
OPERATING EXPENSES:
INCOME FROM OPERATIONS	[1]					12,033
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	[1]
OPERATING EXPENSES:
General and administrative	[1]					(12,033)
Share-based compensation	[1]
Selling expense	[1]
Profit (Loss) on evaluation
Total operating expenses	[1]					(12,033)	[2]
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	[1]
Other income (expense),net	[1]
Interest expense	[1]
Total other (expenses) income, net	[1]
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES	[1]					12,033
INCOME TAXES	[1]
NET INCOME(LOSS) - CONTINUING OPERATION	[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[1]
Income from disposal of discontinued operations	[1]
GAIN FROM DISCONTINUED OPERATIONS	[1]
Equity earnings in subs outside China	[1]
Equity earnings in subs and VIES inside China	[1]
NET PROFIT(LOSS)	[1]					12,033
OTHER COMPREHENSIVE INCOME(LOSS)	[1]
Foreign currency translation adjustment - net of tax	[1]
COMPREHENSIVE INCOME(LOSS)	[1]
China SOS Ltd Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]						[2]
OPERATING EXPENSES:
INCOME FROM OPERATIONS	[1],[2]
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	[1],[2]
OPERATING EXPENSES:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Profit (Loss) on evaluation
Total operating expenses	[1]		[2]
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	[1]
Other income (expense),net	[1]				[2]
Interest expense	[1]
Total other (expenses) income, net	[1]				[2]
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES	[1]				[2]
INCOME TAXES	[1]				[2]
NET INCOME(LOSS) - CONTINUING OPERATION	[1]				[2]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[1]
Income from disposal of discontinued operations	[1]
GAIN FROM DISCONTINUED OPERATIONS	[1]
Equity earnings in subs outside China	[1]
Equity earnings in subs and VIES inside China	[1]
NET PROFIT(LOSS)	[1]						[2]
OTHER COMPREHENSIVE INCOME(LOSS)	[1]				[2]
Foreign currency translation adjustment - net of tax	[1]				[2]
COMPREHENSIVE INCOME(LOSS)	[1]				[2]
WFOE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		0
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Other income (expense),net
Interest expense
Total other (expenses) income, net
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
VIE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Other income (expense),net
Interest expense
Total other (expenses) income, net
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Inter-company Elimination [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		(632)		(1,521)
COST OF REVENUES		(632)
GROSS PROFIT				(1,521)
OPERATING EXPENSES:
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative				(1,521)
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses				(1,521)
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Other income (expense),net
Interest expense
Total other (expenses) income, net
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[2]
COST OF REVENUES	[2]
GROSS PROFIT	[2]
OPERATING EXPENSES:
General and administrative	[2]
Share-based compensation	[2]
Selling expense	[2]
Profit (Loss) on evaluation
Total operating expenses	[2]
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	[2]
Other income (expense),net	[2]
Total other (expenses) income, net	[2]
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES	[2]
NET INCOME(LOSS) - CONTINUING OPERATION	[2]
Non-controlling interest	[2]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[2]
GAIN FROM DISCONTINUED OPERATIONS	[2]
Equity earnings in subs outside China	[2]
Equity earnings in subs and VIES inside China	[2]
NET PROFIT(LOSS)	[2]
OTHER COMPREHENSIVE INCOME(LOSS)	[2]
Foreign currency translation adjustment - net of tax	[2]
COMPREHENSIVE INCOME(LOSS)	[2]
Subsidiaries Inside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Profit (Loss) on evaluation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Other income (expense),net
Interest expense
Total other (expenses) income, net
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES
INCOME TAXES
NET INCOME(LOSS) - CONTINUING OPERATION
Non-controlling interest
DISCONTINUED OPERATIONS:
Gain from discontinued operations
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)		0
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd Consolidated Total [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net		92,416		260,026		290,790
COST OF REVENUES		78,234		270,597		277,879
GROSS PROFIT		14,182		(10,571)		12,911
OPERATING EXPENSES:
INCOME FROM OPERATIONS						(43,064)
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS						3,374
OPERATING EXPENSES:
General and administrative		11,058		180,704		21,765
Share-based compensation		7,264		14,714		33,537
Selling expense		672		8,556		673
Profit (Loss) on evaluation
Total operating expenses		18,994		203,974		55,975
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):		(978)		(15,555)
Other income (expense),net		(978)		(15,555)		(9,358)
Interest expense				(424)
Total other (expenses) income, net		(978)		(15,131)		(9,358)
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES		(5,790)		(229,676)		(52,422)
INCOME TAXES		631		536		(3)
NET INCOME(LOSS) - CONTINUING OPERATION		(6,421)		(230,212)
Non-controlling interest		2,770		1,026		(200)
DISCONTINUED OPERATIONS:
Gain from discontinued operations				(261)
Income from disposal of discontinued operations
GAIN FROM DISCONTINUED OPERATIONS				(261)
Equity earnings in subs outside China		35		(203,043)
Equity earnings in subs and VIES inside China		(3,686)		(26,405)
NET PROFIT(LOSS)		(3,651)		(229,447)		(49,251)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net	[2]					(718)
COST OF REVENUES	[2]
GROSS PROFIT	[2]					(718)
OPERATING EXPENSES:
INCOME FROM OPERATIONS	[2]
OTHER INCOME(EXPENSE):
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	[2]
OPERATING EXPENSES:
General and administrative	[2]					(718)
Share-based compensation	[2]
Selling expense	[2]
Profit (Loss) on evaluation
Total operating expenses	[2]					(718)
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	[2]
Other income (expense),net	[2]
Interest expense	[2]
Total other (expenses) income, net	[2]
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES	[2]
INCOME TAXES	[2]
NET INCOME(LOSS) - CONTINUING OPERATION	[2]
Non-controlling interest	[2]
DISCONTINUED OPERATIONS:
Gain from discontinued operations	[2]
Income from disposal of discontinued operations	[2]
GAIN FROM DISCONTINUED OPERATIONS	[2]
Equity earnings in subs outside China	[2]
Equity earnings in subs and VIES inside China	[2]
NET PROFIT(LOSS)	[2]
OTHER COMPREHENSIVE INCOME(LOSS)	[2]
Foreign currency translation adjustment - net of tax	[2]
COMPREHENSIVE INCOME(LOSS)	[2]
Conso Working [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES -net				260,026
COST OF REVENUES				270,597
GROSS PROFIT				(10,571)
OPERATING EXPENSES:
General and administrative				180,704
Share-based compensation				14,714
Selling expense				8,556
Profit (Loss) on evaluation
Total operating expenses				203,974
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):				(15,555)
Other income (expense),net				(15,555)
Interest expense				424
Total other (expenses) income, net				(15,131)
Income from investments
INCOME (LOSS) BEFORE INCOME TAXES				(229,676)
INCOME TAXES				536
NET INCOME(LOSS) - CONTINUING OPERATION				(230,212)
Non-controlling interest				1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations				811
Income from disposal of discontinued operations				(1,072)
GAIN FROM DISCONTINUED OPERATIONS				(261)
Equity earnings in subs outside China
Equity earnings in subs and VIES inside China
NET PROFIT(LOSS)				(229,447)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)

[1]	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.
[2]	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.